Condensed Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable allowances	$ 609,817	$ 811,897	$ 624,481
Stockholders Equity
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000	25,000,000
Common stock, issued	6,973,704	6,973,704	6,973,704
Common stock, outstanding	6,973,704	6,973,704	6,973,704